Arrangements with third party vendors to operate certain production facilities	12 Months Ended
Dec. 31, 2015
Arrangements With Third Party Vendors To Operate Certain Production Facilities [Abstract]
Arrangements With Third Party Vendors To Operate Certain Production Facilities Disclosure [Text Block]
(19)	Arrangements with third party vendors to operate certain production facilities

In late 2015, the Company contracted with several vendors to allow them to operate certain of the Company’s polysilicon ingot and wafer production facilities with a term of one year. These vendors pay the Company a monthly fee to operate these production facilities, reimburse the Company the salaries of the Company’s staff members employed at such facilities and utilities incurred for the operation of the facilities, and cover all other manner of operating, ancillary, and raw material expenses of such production. As part of the arrangement, the Company agrees to purchase all of the wafers so produced by the vendors. For the year ended December 31, 2015, total amounts received for the use of the production facilities and the reimbursements of the salaries of the Company’s staff members employed at such facilities and utilities incurred for the operation of the facilities were RMB 180million (US$ 28million). Considering RMB180 million (US$ 28million) was in fact a reimbursement of the depreciation, salaries and utilities cost, it was recorded in cost of revenue as a reduction of actual costs incurred.